Other Information - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Customer shares	Sep. 30, 2014 USD ($) Customer	Dec. 31, 2014 USD ($) shares
Schedule Of Other Information [Line Items]
Cash balances	$ 9,900		$ 9,900		$ 9,500
Income tax (expense) benefit	$ (3,402)	$ 1,026	$ (15,534)	$ 21,393
Effective tax rate	(24.10%)	62.50%	(52.20%)	35.90%
Pre-tax income (loss)	$ (14,084)	$ 1,579	$ (29,704)	$ (59,613)
Shares authorized | shares	1,002		1,002		1,002
Shares issued | shares	1,002		1,002		1,002
Shares outstanding | shares	1,002		1,002		1,002
Customer Concentration Risk [Member]
Schedule Of Other Information [Line Items]
Number of customers | Customer			3	2
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			10.00%	10.00%
AutoZone [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 25,500		$ 25,500		$ 49,400
AutoZone [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			10.00%	16.30%
General Motors Company [Member]
Schedule Of Other Information [Line Items]
Receivable balances	21,300		$ 21,300		20,100
General Motors Company [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			18.80%	18.10%
Advance Stores Company, Inc [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 10,900		$ 10,900		$ 7,900
Advance Stores Company, Inc [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			12.00%
Mexican Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed				$ 1,800
Spanish Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed			$ 2,400	$ 7,600